CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 13,862	$ 2,010	¥ 12,785	¥ 10,196
Operating costs and expenses:
Hotel operating costs	12,260	1,777	11,282	9,729
Other operating costs	62	9	58	52
Selling and marketing expenses	613	89	641	597
General and administrative expenses	1,675	243	1,545	1,259
Pre-opening expenses	95	14	81	288
Total operating costs and expenses	14,705	2,132	13,607	11,925
Goodwill impairment loss | ¥				437
Other operating income, net	549	79	986	480
(Loss) income from operations	(294)	(43)	164	(1,686)
Interest income	87	13	89	119
Interest expense	409	59	405	533
Other (expense) income, net	10	1	157	(89)
Losses from fair value changes of equity securities, net	(359)	(52)	(96)	(265)
Foreign exchange gain (loss), net	(641)	(93)	(317)	175
Loss before income taxes	(1,606)	(233)	(408)	(2,279)
Income tax (benefit) expense	207	30	12	(215)
Loss from equity method investments	(36)	(5)	(60)	(140)
Net loss	(1,849)	(268)	(480)	(2,204)
Less: net loss attributable to noncontrolling interest	(28)	(4)	(15)	(12)
Net loss attributable to H World Group Limited	(1,821)	(264)	(465)	(2,192)
Other comprehensive income (loss)
(Loss) gain arising from defined benefit plan, net of tax of RMB13,RMB4 and RMB10 for the year ended 2020, 2021 and 2022, respectively	22	3	13	(27)
Gains from fair value changes of debt securities, net of tax of nil, nil and RMB19 for 2020,2021 and 2022, respectively	57	8
Foreign currency translation adjustments, net of tax of nil for the year ended 2020, 2021 and 2022, respectively	112	16	(99)	203
Comprehensive loss	(1,658)	(241)	(566)	(2,028)
Less: comprehensive loss attributable to the noncontrolling interest	(28)	(4)	(15)	(12)
Comprehensive loss attributable to H World Group Limited	¥ (1,630)	$ (237)	¥ (551)	¥ (2,016)
Losses per share:
Basic | (per share)	¥ (0.59)	$ (0.08)	¥ (0.15)	¥ (0.75)
Diluted | (per share)	¥ (0.59)	$ (0.08)	¥ (0.15)	¥ (0.75)
Weighted average number of shares used in computation:
Basic (in shares)	3,111,196,757	3,111,196,757	3,114,124,244	2,927,398,409
Diluted (in shares)	3,111,196,757	3,111,196,757	3,114,124,244	2,927,398,409
Leased and owned hotels
Revenues:
Total revenues	¥ 9,148	$ 1,326	¥ 8,118	¥ 6,908
Manachised and franchised hotels
Revenues:
Total revenues	4,405	639	4,404	3,136
Others
Revenues:
Total revenues	¥ 309	$ 45	¥ 263	¥ 152